Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Tax reconciliation
Total tax expense (income)	€ 100,944,000	€ 84,234,000